Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other financial liabilities.
Schedule of other financial liabilities

	2025			2024
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Financial loans from government agencies:
Reindus loan	15,556	8,650	24,206	17,193	7,804	24,997
SEPI loan	—	—	—	—	37,074	37,074
Other financial liabilities	6,479	2,758	9,237	7,409	3,239	10,648
Total	22,035	11,408	33,443	24,602	48,117	72,719